Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Stock Option Activity

Stock option activity during the years ended March 31, 2012, 2013 and 2014 was as follows:

	2012		2013		2014
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	1,948,000	¥3,392	4,888,206	¥1,616	5,704,699	¥1,418
Granted	4,033,046	1,399	2,521,000	1,207	2,763,000	1,669
Exercised	—	—	(522,297)	880	(406,318)	1,237
Expired	(595,840)	5,302	(592,354)	2,590	(669,605)	2,056
Forfeited	(497,000)	2,396	(589,856)	1,461	(297,437)	2,090

Outstanding at end of year	4,888,206	1,616	5,704,699	1,418	7,094,339	1,523

Exercisable at end of year	3,585,206	¥1,648	3,222,699	¥1,580	4,442,339	¥1,437

Schedule of Weighted Average Fair Value Per Share for Stock Options Granted

These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2012	2013	2014
Expected dividend yield	0.4%	1.1%	1.1%
Risk free interest rate	0.5%	0.1%	0.2%
Volatility	49.3%	50.7%	44.7%
Expected life	3.1 years	3.9 years	2.8 years

Schedule of Outstanding Stock Options

At March 31, 2014, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥897 - ¥1,668	3,767,889	1,327	2.6 years	3,767,889	1,327	2.6 years
¥1,669 - ¥3,529	3,326,450	1,746	3.5 years	674,450	2,051	1.4 years

	7,094,339	1,523	3.0 years	4,442,339	1,437	2.4 years